Unit-Based Compensation - RUAs (Details) - RUAs - USD ($) $ in Millions		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		19 Months Ended	28 Months Ended
	May 29, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
PRL RUA holders
Compensation costs
Unit-based compensation costs		$ 0.1	$ 0.2		$ 0.4	$ 0.6	$ 0.8	$ 0.8
Unrecognized compensation cost		$ 0.1			$ 0.1		$ 0.5		$ 0.5	$ 0.1
Weighted-average period for recognition, unvested awards					2 months 12 days		4 months 24 days
2014 Membership Unit Incentive Plan ("2014 Plan")
Holdings' RUA's
Number of units available for issuance		0			0		1,300,000		1,300,000	0
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan")
Holdings' RUA's
Vesting period, in years					3 years		3 years
Units vested				670,894	7,660,967		3,197,638
Compensation costs
Unit-based compensation costs		$ 12.2	1.3		$ 14.5	4.1	$ 5.3	3.7
Tax benefit recognized related to unit based compensation		0.0	0.0		0.0	0.0	0.0	0.0
Unit-based compensation capitalized		0.0	$ 0.0		0.0	$ 0.0	$ 0.0	0.0
Unrecognized compensation cost		$ 0.0			$ 0.0					$ 0.0
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Vesting Year One
Holdings' RUA's
Vesting percentage					25.00%		25.00%
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Vesting Year Two
Holdings' RUA's
Vesting percentage					25.00%		25.00%
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Vesting Year Three
Holdings' RUA's
Vesting percentage					50.00%		50.00%
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | PRL RUA holders
Holdings' RUA's
Number of units granted									3,400,000	3,400,000
Units vested	200,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | PRL Employees or Consultant
Holdings' RUA's
Number of units granted									1,300,000	1,300,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Certain Employees and Consultants
Holdings' RUA's
Number of units granted									3,500,000	3,500,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Employees
Compensation costs
Unrecognized compensation cost							$ 5.5		$ 5.5
Weighted-average period for recognition, unvested awards							1 year 3 months 18 days
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Consultants
Compensation costs
Unrecognized compensation cost				$ 0.4				$ 0.4
Weighted-average period for recognition, unvested awards								1 year 1 month 6 days
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Certain Officers
Holdings' RUA's
Number of units granted										1,500,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Management Employees in Net Profits Interest Bonus Plan
Holdings' RUA's
Number of units granted									1,400,000	1,400,000
Holdings' | 2014 Membership Unit Incentive Plan ("2014 Plan") | Employees Hired Subsequent to Reorganization
Holdings' RUA's
Number of units granted									1,900,000	1,900,000
PRL
Holdings' RUA's
Vesting period, in years					3 years		3 years
PRL | Vesting Year One
Holdings' RUA's
Vesting percentage					25.00%		25.00%
PRL | Vesting Year Two
Holdings' RUA's
Vesting percentage					25.00%		25.00%
PRL | Vesting Year Three
Holdings' RUA's
Vesting percentage					50.00%		50.00%